SHARE-BASED PAYMENTS - Share-based payment expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments expense	$ 61.5	$ 34.5
Impact of equity swap agreements (Note 32)	(14.6)	6.6
Amount capitalized	(1.0)	(1.0)
Share-based payments expense, net of equity swap (Note 27)	45.9	40.1
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	5.9	7.0
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	6.6	4.7
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	12.7	3.6
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	16.2	15.7
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	14.9	(1.1)
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	1.9	2.2
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ 3.3	$ 2.4